LVIP Channing Small Cap Value Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.93%
Aerospace & Defense–5.61%
Hexcel Corp.	39,438	$ 2,691,643
†Parsons Corp.	49,650	2,221,341
		4,912,984
Banks–6.59%
Banner Corp.	23,698	1,288,460
Hancock Whitney Corp.	31,541	1,148,093
SouthState Corp.	25,681	1,830,028
Wintrust Financial Corp.	20,722	1,511,670
		5,778,251
Capital Markets–5.67%
Artisan Partners Asset Management, Inc. Class A	62,690	2,004,826
Evercore, Inc. Class A	12,147	1,401,521
Stifel Financial Corp.	26,458	1,563,403
		4,969,750
Chemicals–2.85%
Avient Corp.	60,740	2,500,058
		2,500,058
Commercial Services & Supplies–5.76%
Brink's Co.	39,856	2,662,381
MSA Safety, Inc.	17,856	2,383,776
		5,046,157
Diversified Consumer Services–2.08%
†OneSpaWorld Holdings Ltd.	152,001	1,822,492
		1,822,492
Electronic Equipment, Instruments & Components–4.31%
Belden, Inc.	23,678	2,054,540
†Coherent Corp.	45,141	1,718,969
		3,773,509
Energy Equipment & Services–1.99%
Cactus, Inc. Class A	42,359	1,746,461
		1,746,461
Entertainment–2.27%
†Madison Square Garden Entertainment Corp.	33,656	1,988,060
		1,988,060
Food Products–1.57%
†Darling Ingredients, Inc.	23,579	1,377,014
		1,377,014
Gas Utilities–2.84%
Southwest Gas Holdings, Inc.	39,838	2,487,883
		2,487,883
Ground Transportation–2.39%
†XPO Logistics, Inc.	65,589	2,092,289
		2,092,289
Health Care Equipment & Supplies–7.87%
†Enovis Corp.	40,527	2,167,789
†Integer Holdings Corp.	32,401	2,511,078
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Merit Medical Systems, Inc.	29,956	$ 2,215,246
		6,894,113
Health Care REITs–2.69%
Physicians Realty Trust	158,069	2,359,970
		2,359,970
Hotels, Restaurants & Leisure–3.99%
Boyd Gaming Corp.	28,223	1,809,659
Marriott Vacations Worldwide Corp.	12,521	1,688,582
		3,498,241
Household Durables–1.93%
†TopBuild Corp.	8,132	1,692,594
		1,692,594
Household Products–2.42%
Spectrum Brands Holdings, Inc.	32,094	2,125,265
		2,125,265
Industrial REITs–2.28%
STAG Industrial, Inc.	59,085	1,998,255
		1,998,255
Insurance–6.16%
Hanover Insurance Group, Inc.	13,750	1,766,875
Horace Mann Educators Corp.	51,154	1,712,636
Selective Insurance Group, Inc.	20,172	1,922,997
		5,402,508
Life Sciences Tools & Services–2.37%
†CryoPort, Inc.	20,588	494,112
†Medpace Holdings, Inc.	8,442	1,587,518
		2,081,630
Machinery–5.89%
Hillenbrand, Inc.	58,690	2,789,536
†SPX Technologies, Inc.	33,602	2,371,629
		5,161,165
Media–1.68%
Gray Television, Inc.	168,615	1,470,323
		1,470,323
Metals & Mining–2.49%
†ATI, Inc.	55,393	2,185,808
		2,185,808
Office REITs–2.61%
Corporate Office Properties Trust	96,428	2,286,308
		2,286,308
Oil, Gas & Consumable Fuels–3.23%
†Callon Petroleum Co.	27,981	935,685
LVIP Channing Small Cap Value Fund–1

LVIP Channing Small Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
PDC Energy, Inc.	29,503	$ 1,893,502
		2,829,187
Semiconductors & Semiconductor Equipment–5.69%
†Diodes, Inc.	22,077	2,047,863
†MaxLinear, Inc.	41,750	1,470,017
MKS Instruments, Inc.	16,527	1,464,623
		4,982,503
Specialty Retail–2.04%
†Asbury Automotive Group, Inc.	8,494	1,783,740
		1,783,740
Trading Companies & Distributors–1.66%
Herc Holdings, Inc.	12,742	1,451,314
		1,451,314
Total Common Stock (Cost $84,076,301)		86,697,832

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.09%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.70%)	952,361	$ 952,361
Total Money Market Fund (Cost $952,361)		952,361

TOTAL INVESTMENTS–100.02% (Cost $85,028,662)	87,650,193
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(16,925)
NET ASSETS APPLICABLE TO 8,863,116 SHARES OUTSTANDING–100.00%	$87,633,268

† Non-income producing.

Summary of Abbreviations:
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP Channing Small Cap Value Fund–2

LVIP Channing Small Cap Value Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Channing Small Cap Value Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$86,697,832	$—	$—	$86,697,832
Money Market Fund	952,361	—	—	952,361
Total Investments	$87,650,193	$—	$—	$87,650,193
There were no Level 3 investments at the beginning or end of the period.
LVIP Channing Small Cap Value Fund–3